Background, Basis of Presentation and Significant Accounting Policies (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Background, Basis of Presentation and Significant Accounting Policies
Balance at beginning of period	$ 168,358	$ 0
Purchases / issuances	279,107	275,419
Total (gains) losses recognized in earnings	0	54,831
Settlements (net) fair value	0	(179,666)
Change in unrealized (gains) losses included in earnings for instruments still held at period end	(140,444)	18,116
Balance at end of period		168,358
Balance at beginning of period	168,358	0
Balance at end of period	$ 307,021	$ 168,358